Prepayments, Other Receivables and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2024
Prepayments, Other Receivables and Other Current Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Current Assets	Prepayments, other receivables and other current assets consisted of the following:
	As of June 30,
	2024	2023
	$	$
Prepayments	501,558	552,458
Deposits	126,364	238,481
Other receivables	82,485	48,615
Prepaid tax	264,727	-
VAT receivables	265,505	162,140
	1,240,639	1,001,694